OTHER INCOME / (EXPENSE) (Details) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
	Sep. 20, 2023	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Gain (loss) on warrants			$ 16,686	$ (1,040)
Gains (losses) on derivatives			21,833	(9,899)
Loss on deferred consideration			(1,194)	(3,262)
Loss on foreign exchange			(27)	(404)
Gain (loss) on investments			997	(295)
Other			1,581	(3,193)
Total other income (expense)			34,922	(11,683)
Convertible Debentures
Disclosure of attribution of expenses by nature to their function [line items]
Gains on derivatives		$ 0	900	0
Gold Prepay Agreement
Disclosure of attribution of expenses by nature to their function [line items]
Gains (losses) on derivatives			(4,592)	2,916
Gains on derivatives			569	1,596
Loss on Gold Prepay Agreement modification			(1,831)	0
Silver Purchase Agreement
Disclosure of attribution of expenses by nature to their function [line items]
Gains on derivatives			0	1,898
Loss on Gold Prepay Agreement modification	$ (1,800)		$ (1,831)	$ 0